Note 9 - Stockholders' Equity (Details Textual) - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 24, 2016	Jan. 23, 2013	Dec. 22, 2011	Mar. 31, 2013	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 20, 2012
Directors and Consultants [Member]
Stock Issued During Period, Shares, Issued for Services					185,959		1,045,788	408,539	269,812
Stock Issued During Period, Value, Issued for Services					$ 45,094		$ 379,936	$ 327,269	$ 316,475
Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services					178,980		1,045,788	408,539	269,812
Stock Issued During Period, Value, Issued for Services					$ 179		$ 1,046	$ 409	$ 270
Stock Issued During Period, Shares, New Issues		3,756,757							3,756,757
Share Price		$ 1.48
Proceeds from Issuance of Common Stock		$ 5,560,000
Preferred Stock, Shares Outstanding					0		0	0
Preferred Stock, Shares Authorized					10,000,000		10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share					$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares Authorized					200,000,000		200,000,000	200,000,000		120,000,000
Common Stock, Par or Stated Value Per Share					$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares, Outstanding					108,376,049		97,144,736	95,054,552
Stock Issued During Period, Value, Issued for Services					$ 94,343		$ 379,936	$ 327,269	$ 316,475
Stock Issued During Period, Shares, New Issues	10,933,333		10,000,000	3,756,757
Proceeds from Issuance of Common Stock				$ 5,560,000	$ 1,640,000	$ 0			$ 5,560,000